UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694
                       -----------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           BNY Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
                -------------------------------------------------

                        Date of fiscal year end: March 31
                       -----------------------------------

                     Date of reporting period: June 30, 2008
                          ----------------------------

ITEM 1 -- SCHEDULE OF INVESTMENTS.


                                                MELLON OPTIMA L/S STRATEGY FUND, LLC

                                         SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                              PERCENTAGE OF
INVESTMENT FUNDS                                            COST                VALUE           NET ASSETS    LIQUIDITY+
--------------------------------------------------------------------------------------------------------------------------
OPPORTUNISTIC
Glenview Institutional Partners, L.P.                  $    30,000,000      $   28,285,672            4.2%    Quarterly
Hunter Global Investors Fund I L.P.                         22,127,412          29,182,483            4.4%    Quarterly
Impala Fund LP                                              22,000,000          25,427,764            3.8%    Quarterly
Karsh Capital II, LP                                        28,125,331          38,555,995            5.8%    Quarterly
Kingdon Associates                                          25,283,055          33,187,228            5.0%    Quarterly
Raptor Global Fund L.P.                                     23,077,139          25,267,089            3.8%    Quarterly
Sage Opportunity Fund (QP), L.P.                            22,000,000          22,331,760            3.3%    Quarterly
                                                      -----------------    ----------------     -----------
                                                           172,612,937         202,237,991           30.3%
                                                      -----------------    ----------------     -----------
GROWTH
Alydar QP Fund, L.P.                                        20,570,236          27,348,048            4.1%    Quarterly
Chilton QP Investment Partners, L.P.                        21,000,000          24,853,064            3.7%    Annually
Fox Point QP Fund, L.P.                                     25,000,000          30,914,601            4.6%    Bi-Annually
Highbridge Long/Short Equity Fund, L.P.                     21,643,955          34,833,862            5.2%    Quarterly
Intrepid Capital Fund (QP), L.P.                            19,932,041          23,966,199            3.6%    Quarterly
Maverick Fund USA, Ltd.                                     24,464,054          30,535,080            4.6%    Annually
Pequot Capital                                              23,000,000          34,828,960            5.2%    Annually
                                                      -----------------    ----------------     -----------
                                                           155,610,286         207,279,814           31.0%
                                                      -----------------    ----------------     -----------
VALUE
Amici Qualified Associates L.P.                             25,173,447          30,061,518            4.5%    Quarterly
Clovis Capital Partners Institutional, L.P.                 25,247,705          30,807,321            4.6%    Quarterly
Delta Institutional, L.P.                                   19,624,302          21,816,161            3.3%    Quarterly
Kinetics Institutional Partners, L.P.                       11,499,640          13,420,773            2.0%    Quarterly
Shoshone Partners, L.P.                                     17,299,000          21,320,700            3.2%    Annually
Thruway Partners, L.P.                                      24,068,756          32,341,273            4.9%    Quarterly
                                                      -----------------    ----------------     -----------
                                                           122,912,850         149,767,746           22.5%
                                                      -----------------    ----------------     -----------
GLOBAL
Asian Century Quest Fund (QP), L.P.                         19,000,000          23,225,381            3.5%    Quarterly
Calypso Qualified Partners, L.P.                            20,500,000          27,283,956            4.1%    Monthly
Lansdowne European Strategic Equity Fund, L.P.              25,500,000          29,192,406            4.4%    Monthly
                                                      -----------------    ----------------     -----------
                                                            65,000,000          79,701,743           12.0%
                                                      -----------------    ----------------     -----------
TOTAL INVESTMENT FUNDS                                     516,136,073         638,987,294           95.8%
                                                      -----------------    ----------------     -----------

AFFILIATED INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund      15,465,634          15,465,634            2.3%    Daily
                                                      -----------------    ----------------     -----------
TOTAL INVESTMENTS                                      $   531,601,707         654,452,928           98.1%
                                                      =================    ----------------     -----------
OTHER ASSETS, LESS LIABILITIES                                                  12,686,132            1.9%
                                                                           ----------------     -----------
TOTAL NET ASSETS                                                            $  667,139,060          100.0%
                                                                           ================     ===========

+ The Investment Funds provide for periodic redemptions, with lock-up provisions up to two years from initial investment. The liquidity provisions shown in the table apply after any applicable lock-up provision.

At June 30, 2008, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $531,601,707. At June 30, 2008, accumulated net unrealized appreciation on investment funds was $122,851,221, consisting of $124,565,549 of gross unrealized appreciation and ($1,714,328) of gross unrealized depreciation.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

               SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. These inputs are summarized in the three broad levels listed below.

LEVEL 1 - quoted prices in active markets for identical securities.

LEVEL 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

LEVEL 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value:

VALUATION INPUTS                              INVESTMENTS IN SECURITIES ($)   OTHER FINANCIAL INSTRUMENTS* ($)
--------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                               15,465,634                           0
--------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                  0                           0
--------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs            638,987,294                           0
--------------------------------------------------------------------------------------------------------------
Total                                                654,452,928                           0
--------------------------------------------------------------------------------------------------------------

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following  is  a  reconciliation   of  Level  3  assets  for  which  significant
unobservable inputs were used to determine fair value:

                                         INVESTMENTS IN
                                         SECURITIES ($)
----------------------------------------------------------
 BALANCE AS OF 03/31/2008                   591,341,347
----------------------------------------------------------
 REALIZED GAIN (LOSS)                         3,499,640
----------------------------------------------------------
 CHANGE IN UNREALIZED APPRECIATION           26,146,307
----------------------------------------------------------
 NET PURCHASES (SALES)                       18,000,000
----------------------------------------------------------
 TRANSFERS IN AND/OR OUT OF LEVEL 3                   0
----------------------------------------------------------
 BALANCE AS OF 6/30/2008                    638,987,294
----------------------------------------------------------

ITEM 2 -- CONTROLS AND PROCEDURES.

          (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

          (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

          Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      MELLON OPTIMA L/S STRATEGY FUND, LLC


                                      By:   /s/ STEVEN M. ANDERSON
                                            ------------------------------------
                                            Steven M. Anderson
                                            Treasurer

                                      Date: August 28, 2008


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      By:   /s/ STEVEN M. ANDERSON
                                            ------------------------------------
                                            Steven M. Anderson
                                            Treasurer

                                      Date: August 28, 2008


                                      By:   /s/ J. DAVID OFFICER
                                            ------------------------------------
                                            J. David Officer
                                            President

                                      Date: August 28, 2008